Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	$ 2,763	[1]	$ 2,520	[2]	$ 3,574	[3]
Transportation, processing and other	271	[1]	234	[2]	208	[3]
Gains from commodity derivative activity, net	17	[1]	70	[2]	8	[3]
Total operating revenues	3,051	[1]	2,824	[2]	3,790	[3]
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	2,426	[1]	2,215	[2]	3,155	[3]
Operating and maintenance expense	215	[1]	197	[2]	192	[3]
Depreciation and amortization expense	95	[1]	91	[2]	135	[3]
General and administrative expense	63	[1]	75	[2]	76	[3]
Other expense (income)	8	[1]	0		(1)	[3]
Total operating costs and expenses	2,807	[1]	2,578	[2]	3,557	[3]
Operating income	244	[1]	246	[2]	233	[3]
Interest expense	(52)	[1]	(42)	[2]	(34)	[3]
Earnings from unconsolidated affiliates	33	[1]	26	[2]	23	[3]
Income before income taxes	225	[1]	230	[2]	222	[3]
Income tax expense	(8)	[1],[4]	(1)	[2],[4]	(1)	[3],[4]
Net income	217	[1]	229	[2]	221	[3]
Net income attributable to noncontrolling interests	(17)	[1]	(13)	[2]	(30)	[3]
Net income attributable to partners	200	[1]	216	[2]	191	[3]
Net income attributable to predecessor operations	(25)		(51)		(91)
General partner's interest in net income	(70)		(41)		(25)
Net income allocable to limited partners	105		124		75
Net income per limited partner unit - basic (in dollars per share)	$ 1.34		$ 2.28		$ 1.73
Net income per limited partner unit - diluted (in dollars per share)	$ 1.34		$ 2.28		$ 1.72
Weighted-average limited partners units outstanding - basic (in shares)	78.4		54.5		43.5
Weighted-average limited partners units outstanding - diluted (in shares)	78.4		54.5		43.6
Third Party [Member]
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	932		820		1,171
Transportation, processing and other	211		179		169
Gains from commodity derivative activity, net	(5)		17		7
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	2,159		1,807		2,445
General and administrative expense	17		17		19
Affiliated Entity [Member]
Operating revenues:
Sales of natural gas, propane, NGLs and condensate	1,831		1,700		2,403
Transportation, processing and other	60		55		39
Gains from commodity derivative activity, net	22		53		1
Operating costs and expenses:
Purchases of natural gas, propane and NGLs	267		408		710
General and administrative expense	$ 46		$ 58		$ 57

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information for the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information for the year ended December 31, 2011 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	For the year ended December 31, 2011, income tax expense relates primarily to the Texas margin tax and the Michigan business tax. The Michigan business tax was repealed in 2012; accordingly, income tax expense for the years ended December 31, 2013 and 2012 relates primarily to the Texas margin tax.